Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases
Schedule Of right of use assets
$

December 31, 2021	2,761,961
Depreciation	(376,631)
December 31, 2022	2,385,330

December 31, 2022	2,385,330
Acqusition of Engine	4,042
Depreciation	(191,347)
June 30, 2023	2,198,025

Schedule Of Reconciliation Of The Lease Liabilities
	Equipment	Office lease	Total
	$	$	$

Balance, December 31, 2021	-	3,000,031	3,000,031
Interest expense	-	233,793	233,793
Payments	-	(535,147)	(535,147)
Balance, December 31, 2022	-	2,698,677	2,698,677

Balance, December 31, 2022	-	2,698,677	2,698,677
Acquisition of Engine	4,400	376,958	381,358
Interest expense	60	107,210	107,270
Payments	(4,460)	(270,771)	(275,231)
Balance, June 30, 2023	-	2,912,074	2,912,074
	Equipment	Office lease	Total
	$	$	$
As of June 30, 2023:
Less than one year	-	729,575	729,575
Greater than one year	-	2,182,499	2,182,499
Total lease obligation	-	2,912,074	2,912,074

Schedule Of Future Minimum Payments Due Under Operating Leases
	Equipment	Office lease	Total

Less than one year	-	950,079	950,079
Greater than one year	-	2,638,072	2,638,072
Total undiscounted lease obligation	-	3,588,151	3,588,151